INCOME TAXES - Geographic Components of Income/(Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Canada	$ 1,219	$ (344)	$ (2,133)
Foreign	4,687	3,642	2,607
Income (Loss) from Continuing Operations before Income Taxes	$ 5,906	$ 3,298	$ 474